COLUMBIA FUNDS SERIES TRUST
                     Columbia Short Term Municipal Bond Fund
                                  (the "Fund")

                           Supplement dated June 26, 2007
                      to the Prospectuses dated August 1, 2006

     The prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

        . James M. D'Arcy is the portfolio manager responsible for making the day-to-day investment decisions for the Fund.


     The prospectuses for all share classes of the Fund are hereby supplemented by replacing the professional biography of Kelly Mainelli, the portfolio manager formerly responsible for making the day-to-day investment decisions for the Fund, with the following:


Portfolio Manager       Length of Service with Fund             Business Experience During
                                                                Past Five Years

James M. D'Arcy         Columbia Short Term Municipal           Columbia Management - Associated
                        Bond Fund since June, 2007              since 1999



INT-47/133100-0607                                             June 26, 2007



                           COLUMBIA FUNDS SERIES TRUST
                    Columbia Short Term Municipal Bond Fund
                                (the "Fund")
                         Supplement dated June 26, 2007
          to the Statement of Additional Information dated August 1, 2006


     The statement of additional information for all share classes of the Fund is hereby supplemented as follows:

     . All references to Kelly Mainelli as the portfolio manager responsible for making the day-to-day investment decisions for the Fund is removed.

     . The following information is added to the table that appears under the heading "Other Accounts Managed by Portfolio Managers" in the section entitled "Portfolio Managers":


                        Other SEC-registered open-end       Other pooled investment
  Portfolio Manager          and closed-end funds                  vehicles                    Other accounts
----------------------------------------------------------------------------------------------------------------------
                          Number of                        Number of                      Number of
                          accounts          Assets          accounts        Assets        accounts         Assets
----------------------------------------------------------------------------------------------------------------------
James M. D'Arcy*            0           $0                      0       $0                   41         $4.9 billion


*Account information is provided as of May 31, 2007.



     . The following information is added to the table that appears under the heading "Ownership of Securities" in the section entitled "Portfolio Managers":

                                    Dollar Range of Equity Securities
      Portfolio Manager               in the Fund Beneficially Owned
-------------------------------------------------------------------------
James M. D'Arcy*                                       None

-------------------------------------------------------------------------

*Account information is provided as of May 31, 2007.


     . The following information is added to the table that appears under the heading "Compensation" in the section entitled "Portfolio Managers":

----------------------------------------------------------------------------------------------------------------
       Portfolio Manager                          Performance Benchmark                   Peer Group
----------------------------------------------------------------------------------------------------------------
James M. D'Arcy                         Merrill Lynch 1-3 Year Municipal                Lipper Short Municipal Debt
                                        Index                                           Classification


INT-50/133408-0607                                                June 26, 2007